Equity Method Investment, Net (Details) - Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships [Abstract]
Aggregated carrying amount (before impairment loss) of the limited partnerships, ending balance	¥ 410,928
Maximum amount of additional capital commitment, ending balance	278,012
Maximum exposures to the losses of the limited partnerships, ending balance	¥ 688,940